OPERATING SEGMENTS - Revenue and operating loss per segments (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
OPERATING SEGMENTS
Total revenue	$ 11,013	$ 9,916
Operating profit (loss)	(10,048)	(63,866)
Subscriptions
OPERATING SEGMENTS
Total revenue	6,875	6,179
SaaS related professional services
OPERATING SEGMENTS
Total revenue	266	272
Transactional Platforms fees
OPERATING SEGMENTS
Total revenue	3,872	3,465
Operating segments | Solutions
OPERATING SEGMENTS
Total revenue	7,141	6,451
Operating profit (loss)	(455)	1,324
Operating segments | Solutions | Subscriptions
OPERATING SEGMENTS
Total revenue	6,875	6,179
Operating segments | Solutions | SaaS related professional services
OPERATING SEGMENTS
Total revenue	266	272
Operating segments | Platform
OPERATING SEGMENTS
Total revenue	3,872	3,465
Operating profit (loss)	(5,990)	(5,936)
Operating segments | Platform | Transactional Platforms fees
OPERATING SEGMENTS
Total revenue	3,872	3,465
Unallocated
OPERATING SEGMENTS
Operating profit (loss)	$ (3,603)	$ (59,254)